COMPANY'S OPERATIONS	12 Months Ended
Dec. 31, 2020
COMPANY'S OPERATIONS
COMPANY'S OPERATIONS

1.COMPANY´S OPERATIONS

Suzano S.A., together with its subsidiaries (“Suzano” or collectively “Company”), is a public company with its headquarters office in Brazil, at Avenida Professor Magalhaes Neto, no. 1,752 - 10th floor, rooms 1010 and 1011, Bairro Pituba, in the city of Salvador, State of Bahia, and the main business office in the city of São Paulo.

Suzano owns shares traded in B3 S.A. (“Brasil, Bolsa, Balcão -  “B3”), listed on the New Market under the ticker SUZB3 and American Depositary Receipts ("ADRs") in a ratio of 1 (one) common share, Level II, traded in the New York Stock Exchange (“NYSE”) under the ticker SUZ.

The Company holds 11 industrial units, located in the cities of Aracruz (Espírito Santo, State), Belém (Pará, State), Eunápolis and Mucuri (Bahia, State), Maracanaú (Ceará, State), Imperatriz (Maranhão, State), Jacareí, Limeira, Rio Verde and Suzano, being 2 units (São Paulo, State) and Três Lagoas (Mato Grosso do Sul, State).

These units produce hardwood pulp from eucalyptus, paper (coated paper, paperboard, uncoated paper and cut size paper) and packages of sanitary paper (consumer goods - tissue) to serve the domestic and foreign markets.

Pulp and paper are sold in the foreign market directly by Suzano, as well as through its wholly-owned subsidiaries in Austria, the United States of America, Switzerland, Argentina and sales offices in China.

The Company's corporate purpose also includes the commercial operation of eucalyptus forest for its own use, the operation of port terminals, and the holding of interest, as partner or shareholder, in any other company or project, and the generation and sale of electricity.

The Company is controlled by Suzano Holding S.A., through a Voting Agreement whereby it holds 45.77% of the common shares of its share capital.

These consolidated financial statements was approved by Board of Directors on February 10, 2021.

1.1.Equity interest

The Company holds equity interest in the following entities:

					% equity interest
			Type of	Accounting	December 31,	December 31,
Entity	Main activity	Country	investment	method	2020	2019
AGFA – Com. Adm. e Participações Ltda. (1)	Holding	Brazil	Direct	Consolidated		100.00%
Asapir Produção Florestal e Comércio Ltda. (1)	Eucalyptus cultivation	Brazil	Direct	Consolidated		100.00%
Celluforce Inc.	Nanocrystalline pulp research and development	Canada	Direct	Fair value through other comprehensive income	8.30%	8.30%
Comercial e Agrícola Paineiras Ltda. (1)	Lease of reforestation land	Brazil	Direct	Consolidated		99.99%
Ensyn Corporation	Biofuel research and development	United States of America	Direct	Equity	25.30%	25.30%
F&E Technologies LLC	Biofuel production, except alcohol	United States of America	Direct	Equity	50.00%	50.00%
F&E Tecnologia do Brasil S.A. (2)	Biofuel production, except alcohol	Brazil	Direct	Consolidated	100.00%	100.00%
Facepa - Fábrica de Papel da Amazônia S.A. (1)	Industrialization and commercialization of tissue paper	Brazil	Direct /Indirect	Consolidated		92.80%
Fibria Celulose (USA) Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Fibria Overseas Finance Ltd.	Financial fundraising	Cayman Island	Direct	Consolidated	100.00%	100.00%
Fibria Terminais Portuários S.A. (1)	Port operation	Brazil	Direct	Consolidated		100.00%
Fibria Terminal de Celulose de Santos SPE S.A.	Port operation	Brazil	Direct	Consolidated	100.00%	100.00%
FuturaGene AgriDev Xinjiang Company Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100.00%	100.00%
FuturaGene Biotechnology Shangai Company Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100.00%	100.00%
FuturaGene Brasil Tecnologia Ltda. (1)	Biotechnology research and development	Brazil	Direct /Indirect	Consolidated		100.00%
FuturaGene Delaware Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Hong Kong Ltd.	Biotechnology research and development	Hong Kong	Indirect	Consolidated	100.00%	100.00%
FuturaGene Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Israel Ltd.	Biotechnology research and development	Israel	Indirect	Consolidated	100.00%	100.00%
FuturaGene Ltd.	Biotechnology research and development	England	Indirect	Consolidated	100.00%	100.00%
Gansu FuturaGene Biotech Co. Ltd. (3)	Biotechnology research and development	China	Indirect	Consolidated		100.00%
Ibema Companhia Brasileira de Papel	Industrialization and commercialization of paperboard	Brazil	Direct	Equity	49.90%	49.90%
Itacel - Terminal de Celulose de Itaqui S.A.	Port operation	Brazil	Indirect	Consolidated	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A.	Holding	Brazil	Direct	Consolidated	100.00%	100.00%
Mucuri Energética S.A.	Power generation and distribution	Brazil	Direct	Consolidated	100.00%	100.00%
Ondurman Empreendimentos Imobiliários Ltda. (1)	Lease of reforestation land	Brazil	Direct /Indirect	Consolidated		100.00%
Paineiras Logística e Transportes Ltda.	Road freight transport	Brazil	Direct	Consolidated	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.	Port operation	Brazil	Direct	Consolidated	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.	Commercialization of equipment and parts	Brazil	Direct	Consolidated	100.00%	100.00%
Rio Verde Participações e Propriedades Rurais S.A. (4)	Forest assets	Brazil	Direct	Consolidated	100.00%	100.00%
SFBC Participações Ltda. (5)	Packaging production	Brazil	Direct	Consolidated	100.00%
Spinnova OY (6)	Research and development of sustainable raw materials (wood) for the textile industry	Finland	Direct	Equity	23.44%	24.06%
Stenfar S.A. Indl. Coml. Imp. Y. Exp. (7)	Commercialization of computer paper and materials	Argentina	Direct	Consolidated	100.00%	100.00%
Suzano Austria GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Canada Inc.	Lignin research and development	Canada	Direct	Consolidated	100.00%	100.00%
Suzano International Trade GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Operações Industriais e Florestais S.A. (8)	Industrialization, commercialization and exportation of pulp	Brazil	Direct	Consolidated	100.00%
Suzano Participações do Brasil Ltda. (9)	Holding	Brazil	Direct	Consolidated	100.00%
Suzano Pulp and Paper America Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.	Business office	Switzerland	Direct	Consolidated	100.00%	100.00%
Suzano Shanghai Ltd. (10)	Business office	China	Direct	Consolidated	100.00%
Suzano Trading International KFT	Business office	Hungary	Direct	Consolidated	100.00%	100.00%
Suzano Trading Ltd.	Business office	Cayman Island	Direct	Consolidated	100.00%	100.00%
Veracel Celulose S.A. (11)	Industrialization, commercialization and exportation of pulp	Brazil	Direct	Proportional Consolidated	50.00%	50.00%
1)	On December 31, 2020, merger of the entity by Suzano S.A.
2)

On May 31, 2020, reorganization of equity interest as a result of the merger of Suzano Participações do Brasil Ltda. by Suzano S.A. Previously, the participation of this entity was directly held by Suzano Participações do Brasil Ltda. and indirectly by Suzano S.A. After the merger, it was held wholly-owned by Suzano S.A.

3)On April 8, 2020, disposal of equity interest.

4)On May 31, 2020 reorganization of equity interest as a result of the merger of Suzano Participações do Brasil Ltda. by Suzano S.A. Previously, the participation of this entity was directly held by Suzano Participações do Brasil Ltda. and indirectly by Suzano S.A. After the merger, it was held wholly-owned by Suzano S.A.

5)On August 31, 2020, entity established as a result of corporate restructuring. On December 31, 2020, reorganization of equity interest as a result of the merger of Facepa - Fábrica de Papel da Amazônia S.A. by Suzano S.A. Previously, the participation of this entity was wholly-owned held by Facepa - Fábrica de Papel da Amazônia S.A. and indirectly by Suzano S.A. After the merger, it was held directly by Suzano S.A.

6)On January 29, 2020, dilution of equity interest due to the acquisition of interest by another investor.

7)On December 31, 2020, reorganization of equity interest as a result of the merger of Comercial e Agrícola Paineiras Ltda. by Suzano S.A. Previously, the participation of this entity was 90% held by Suzano S.A and 10% by Comercial e Agrícola Paineiras Ltda. After the merger, it was held wholly-owned by Suzano S.A.

8)On December 02, 2020, establishment of legal entity arising from corporate reorganization.

9)On May 31, 2020, merger of the entity by Suzano S.A.

10)On February 26, 2020, establishment of legal entity arising from corporate reorganization.

11)Joint operation with Stora Enso, a company located in Finland.

1.2.Major events in the year ended

1.2.1.Effects arising from COVID 19

With the advent of the pandemic COVID-19, Suzano has adopted and has maintained preventive and mitigating measures, in compliance with the rules and policies established by national and international health authorities, in order to minimize as far as possible, the harmful effects of the pandemic of COVID-19, popularly known as the new coronavirus, referring to the safety of people, society and their businesses.

Thus Company's initiatives are based on three pillars:

(i)Protection for people: in order to provide security to its employees and third parties who in its operations, Suzano adopted a series of measures aimed at minimizing the exposure of its team and / or mitigating exposure risks.

(ii)Protection of society: one of Suzano's three cultural drivers is: “It is only good for us, if it is good for the world”. Therefore, from the beginning of the pandemic to the present, the Company has adopted a series of measures to protect society, including:

•	Donation of toilet paper, napkins and disposable diapers produced by the Company for needy regions.
•	Acquisition of 159 respirators and 1,000,000 hospital masks for donation to the Federal and State Governments.
•

Participation in joint action with Positivo Tecnologia, Klabin, Flextronics and Embraer, to support the Brazilian company Magnamed, in the production of respirators to deliver to the Federal Government. Suzano's disbursement in this action was R$9,584.

•	Construction of a field hospital in Teixeira de Freitas (BA) in conjunction with Veracel, which has already been handed over to the state government and opened in July 2020.
•	Establishement a partnership with Fatec of Capão Bonito for the production of gel alcohol.
•	Loan of forklifts to move donations received by the Red Cross.
•	Maintenance of all direct jobs.
•

Maintenance, for 90 days (until the end of June 2020) of payment of 100% of the cost of the payroll of service providers' workers who had their activities suspended due to the pandemic, aiming at the consequent preservation of jobs.

•

Creation of the a support program for small suppliers, a social support program for small farmers to sell their products through the home delivery system in 38 communities supported by Suzano's Rural and Territorial Development Program (“PDRT”) in 5 states and social program with the objective of provide 125,000 masks in communities for donation in 5 states.

•

Launch a program to support its portfolio of small and medium-sized paper customers entitled “Tamo Junto” with the objective of ensuring that these companies have the financial and management capacity to resume activities.

The disbursements made for carrying out the social actions implemented by Suzano, totaled R$48,590 through December 31, 2020 (Note 30).

(iii)Protection for business: to date, the Company continues with its normal operations and a crisis management committee has been implemented.

The paper and pulp sector were recognized by the World Health Organization (“WHO”), as well as by several countries, as a producer of goods essential to society. Therefore, in order to fulfill the responsibility arising from the essentiality of the business, Suzano has taken measures to ensure, to the greatest extent possible, operational normality and full service to its customers, increasing the level of wood and raw material inventories in the factories and has been advancing its inventories of finished goods product bringing them closer to their customers to mitigate possible risks of disruption in the factories' supply chain and the sale of their products.

The current situation resulting from the COVID-19 also implies a higher credit risk, especially for its customers in the paper business. Thus, the Company has also been monitoring the evolution of this risk and implementing measures to mitigate it, and so far, there has been no significant financial impact.

Due to the social isolation measures adopted in Brazil and in several countries around the world, causing schools and offices to close, for example, the demand for printing and writing papers was reduced. In light of this situation, as announced by paper producers in several countries around the world, Suzano decided to temporarily reduce its paper production volume. As previously disclosed in the quarterly information for the period ended March 31, 2020, the Company temporarily stopped the production at the paper production lines of the Mucuri and Rio Verde units, however, the activities of the factories were resumed at normal level at the beginning of July 2020.

Finally, it is worth noting that, as a result of the current scenario, the Company has made and maintained a vast communication effort to further increase the interaction with its main stakeholders, with the objective of guaranteeing the adequate transparency and flow of information with the them in a timely manner to the dynamics of the social and economic conjuncture.

1.2.2.Sale of rural properties and forests (“Transaction”)

On November 20, 2020, the Company announced that it entered into an agreement for purchase and sale of forests, commitment to purchase and sale rural properties and other covenants, with Bracell SP Celulose Ltda. (“BSP”) and Turvinho Participações Ltda. (“Turvinho”, and in conjunction with BSP, "Buyers"), for which the Company sold and Buyers (i) acquired 21,066 hectares of rural property located in the central region of the State of São Paulo, partly through sale and partly by transfer of Suzano’s lease agreement to the Buyers; (ii) acquired mature and immature forests and (iii) committed to purchase an additional volume of wood, for the price of R$1,056,756, whose composition of the consideration corresponds to:

(i)Sale of rural properties: R$680,895

(ii)Sale of eucalyptus forests (mature) and forests in formation (immature): R$375,860

(iii)Transfer of lease agreements: R$1

The Administrative Council for Economic Defense (“CADE”) analyzed the conditions applicable to this type of operation and approved the transaction, without restrictions, on December 8, 2020. On December 29, 2020, the process was completed and filed, issuing the Transit Certificate in Transaction Judgment.

The closing of the transaction, as established in the contract, took place on the 5th business day following the issuance of the CADE Certificate of Approval, with the transaction completion date, January 5, 2021, as described in Note 32.1.

For the year ended December 31, 2020, in compliance with IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations, the Company reclassified to the item of non-current assets held for sale, the assets available immediately and under current conditions (rural properties and mature eucalyptus forests), in the total amount of R$ 313,338, of which:

(iv)Property, plant and equipment: referring to rural properties in the amount of R$289,867, corresponding to the book value and deemed cost; and

(v)Biological Assets: referring to mature eucalyptus forests (over 7 years of planting) in the amount of R$23,471, corresponding to the book value of the formation cost.

For rural properties that have eucalyptus forests in formation (immature), the Company and Turvinho signed a lending agreement on the date of completion of the transaction ("Closing"). The contract will remain in effect until the biological assets reaches the cut-off point (mature), when the wood will be delivered to Bracell. The projection of wood delivery will occur during the period from the year ended in 2021 to 2027.

The biological assets corresponding to eucalyptus forests in formation (immature), in the amount of R$140,142, remains classified in biological assets, until its formation and delivery of the wood to Bracell.

1.2.3.Approval of the legal merger of Facepa

On December 28, 2020, the Company approved in the Extraordinary Shareholders Meeting of Suzano the legal merger of Facepa, a wholly-owned subsidiary of Suzano, with the transfer of all its equity to Suzano and its consequent winding up ("Legal Merger"), provided that the share capital of the Company not changed due to the Legal Merger. Because of the Legal Merger, Suzano succeeded Facepa in all its rights and obligations.

The following table summarizes, the balance sheet of Facepa as of December 31, 2020:

ASSET		LIABILITIES
CURRENT		CURRENT
Cash and cash equivalentes	47,397	Trade accounts payable	219,578
Trade accounts receivable	53,777	Lease liabilities	451
Inventories	34,977	Taxes payable	1,813
Recoverable taxes	45,738	Payroll and charge	7,064
Other assets	1,845	Dividends payable	8,004
Total current asset	183,734	Other liabilities	4,515
		Total current liabilities	241,425

NON-CURRENT		NON-CURRENT
Recoverable taxes	183	Loans and financing	3,650
Deferred taxes	4,498	Lease liabilities	1,011
Judicial deposits	1,231	Provision for judicial liabilities	7
	5,912	Total non-current liabilities	4,668
		TOTAL LIABILITIES	246,093
Investment	15,839
Property, plant and equipment	65,487
Right of use	1,389	EQUITY
Intangible	120	Share capital	24,713
	82,835	Accumulated profit	1,675
Total non-current asset	88,747	Total equity	26,388
TOTAL ASSET	272,481	TOTAL LIABILITIES AND EQUITY	272,481

1.3.Major events in the year ended

1.3.1.Business combination with Fibria

On January 3, 2019, acquisition date of control by Suzano, after all fulfilled conditions for the conclusion of business combination and shareholding base, Fibria’s shares were exchanged for Suzano’s shares and on January 14, 2019, Suzano concluded the corporate reorganization process, following the terms of the Agreement signed by both entities on March 15, 2018.

Suzano performed a valuation analysis of the fair value of the assets acquired and liabilities assumed of Fibria and, using the total transferred consideration for the Merger, and allocated for such assets and liabilities.

The following table summarizes the final purchase price allocation based on the appraisal report prepared by an independent and specialized entity:

Cash consideration	27,797,441
Issuance of shares by Suzano	9,438,413
Total consideration	37,235,854

Book value of Fibria's shareholders' equity	14,149,004
Write-off of the book value of existing goodwill, net of the deferred income taxes	(3,495,077)
Mandatory minimum dividends (eliminated from the balance sheet at the date of acquisition)	724,829
Book value of Fibria's shareholders' equity, net of goodwill	11,378,756

Fair value adjustment on business combination with Fibria (assets and liabilities):
Inventories	2,178,903	(1)
Property, plant and equipment	9,362,315	(2)
Customer relationship	9,030,779	(3)
Port assets	749,060	(4)
Contingent liabilities	(2,970,546)	(5)
Loans and financing	(59,921)	(6)
Taxes recoverable	(235,843)	(7)
Other assets and liabilities, net	451,624	(8)
Deferred taxes, net	(546,324)	(9)
Total impact of fair value	17,960,047
Goodwill on the expectation of future profitability	7,897,051	(10)
1)	Measured considering the balance of finished products based on selling price, net of selling expenses and an accepted margin based on the results achieved in 2018.
2)	Determined based on the analysis of market data on comparable transactions and cost quantification, based on the estimate of replacement or replacement value of the assets.
3)

In order to determine the fair value adjustment in the customer portfolio, the income approach and the method were used to measure the present value of the income that will be generated during the remaining useful life of the asset. Considering the 5-year history of Fibria's sales data and the churn rate that measures customer satisfaction and customer permanence in the portfolio, the adjustment was measured using estimated discounted cash flows.

4)

Fibria has concession contracts and port assets to assist in port operations in Brazil. For fair value measurement of these assets was considered the income approach, the Multi Period Excess Earnings Method (“MPEEM”) that measures the present value of the income that will be generated during the remaining useful life of the asset and method of direct cost differential.

5)

In the business combination, for the contingencies fair value measurement, whose chances of loss were classified as possible and remote, Fibria's Management and its external and independent advisors were considered for their fair values, whose amounts were measured based on the analyzes of Company’s external lawyers.

6)

The adjustment to fair value of loans and financing was measured based on the fair value of the Bonds, based on the quotation of the security in the secondary market, and the adjustment to present value considering the market rate at the base date on December 31, 2018.

7)	For the measurement of the fair value of the taxes to be recovered, the amount to be recovered, discounted to the present value considering the expected Selic rate for the tax period, was considered.
8)

In other net assets and liabilities, including supply contracts, accounts receivable and advances to suppliers, the income evaluation methodology, the present value and the direct cost differential were used.

9)

Deferred asset on income tax on fair value adjustments of assets of Veracel and Portocel. For the remaining fair value, we did not recognize deferred liability on income taxes liabilities due to Fibria’s Legal Merger in April 2019.

10)	Goodwill is attributable to the strong market position and expected future profitability of Fibria in negotiations in the eucalyptus pulp market.

1.3.2.Approval of the legal merger of Fibria

On April 1st, 2019, the Company approved in the Extraordinary Shareholders Meeting of Suzano the legal merger of Fibria, a wholly-owned subsidiary of Suzano, with the transfer of all its equity to Suzano and its consequent winding up ("Legal Merger"), provided that the share capital of the Company not changed due to the Legal Merger. Because of the Legal Merger, the Suzano succeeded Fibria in all its rights and obligations.

The following table summarizes, the main items balance sheet of Fibria as of March 31, 2019.

ASSETS		LIABILITIES
CURRENT		CURRENT
Cash and cash equivalents	29,086	Trade accounts payable	955,210
Marketable securities	2,734,027	Loans and financing	816,180
Trade accounts receivable	3,572,059	Lease liabilities	420,241
Inventories	1,714,560	Taxes payable	36,057
Recoverable taxes	768,439	Payroll and charges	104,246
Derivative financial instruments	256,675	Related parties	1,179,254
Other assets	161,238	Derivative financial instruments	254,444
Total current assets	9,236,084	Dividends payable	4,015
		Other liabilities	946,099
		Total current liabilities	4,715,746
NON-CURRENT		NON-CURRENT
Marketable securities	175,559	Loans and financing	8,139,390
Recoverable taxes	546,234	Derivative financial instruments	678,833
Deferred taxes	1,364,363	Lease liabilities	1,972,531
Derivative financial instruments	723,084	Related parties	16,305,560
Advances to suppliers	696,767	Employee benefits	144,557
Judicial deposits	190,533	Provision for judicial liabilities	190,698
Other assets	100,877	Other liabilities	175,934
		Total non-current liabilities	27,607,503
		TOTAL LIABILITIES	32,323,249
Biological assets	4,355,102
Investments	9,481,900
Property, plant and equipment	14,633,114
Right of use	2,301,427
Intangible assets	118,920
Total non-current	34,687,880	EQUITY	11,600,715
TOTAL ASSETS	43,923,964	TOTAL EQUITY AND LIABILITIES	43,923,964